General (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 31, 2013
Operations Commenced Date	Feb. 02, 2014
Entity Incorporation, State Country Name	Israel
Cash and Cash Equivalents, at Carrying Value	$ 24,159	$ 13,021	$ 3,097	$ 4,156
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(9,856)	(12,299)	$ (16,953)
Retained Earnings (Accumulated Deficit)	(86,475)	(76,619)
Short-term Investments	6,067	$ 0
Marketable Securities, Current	$ 60,000